(18) PRIVATE PENSION PLAN (Details 10) R$ in Thousands	12 Months Ended
Dec. 31, 2017 BRL (R$)
Nominal Discount
Statement Line Items [Line Items]
Increase (Decrease)	-0.25 p.p.
Increase (decrease) in total defined benefit plan obligation	R$ 169,342
Nominal Discount | Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member]
Statement Line Items [Line Items]
Increase (decrease) in total defined benefit plan obligation	107,820
Nominal Discount | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member]
Statement Line Items [Line Items]
Increase (decrease) in total defined benefit plan obligation	34,637
Nominal Discount | CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member]
Statement Line Items [Line Items]
Increase (decrease) in total defined benefit plan obligation	2,652
Nominal Discount | Rio Grande Energia S.A. ("RGE") [Member]
Statement Line Items [Line Items]
Increase (decrease) in total defined benefit plan obligation	9,433
Nominal Discount | RGE Sul Distribuidora de Energia S.A. ("RGE Sul") [Member]
Statement Line Items [Line Items]
Increase (decrease) in total defined benefit plan obligation	R$ 14,800
Nominal Discount
Statement Line Items [Line Items]
Increase (Decrease)	+0.25 p.p.
Increase (decrease) in total defined benefit plan obligation	R$ (162,250)
Nominal Discount | Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member]
Statement Line Items [Line Items]
Increase (decrease) in total defined benefit plan obligation	(103,527)
Nominal Discount | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member]
Statement Line Items [Line Items]
Increase (decrease) in total defined benefit plan obligation	(33,051)
Nominal Discount | CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member]
Statement Line Items [Line Items]
Increase (decrease) in total defined benefit plan obligation	(2,542)
Nominal Discount | Rio Grande Energia S.A. ("RGE") [Member]
Statement Line Items [Line Items]
Increase (decrease) in total defined benefit plan obligation	(9,027)
Nominal Discount | RGE Sul Distribuidora de Energia S.A. ("RGE Sul") [Member]
Statement Line Items [Line Items]
Increase (decrease) in total defined benefit plan obligation	R$ (14,103)
General Biometric Mortality [Member]
Statement Line Items [Line Items]
Increase (Decrease)	+1 year
Increase (decrease) in total defined benefit plan obligation	R$ (141,112)
General Biometric Mortality [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member]
Statement Line Items [Line Items]
Increase (decrease) in total defined benefit plan obligation	(101,296)
General Biometric Mortality [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member]
Statement Line Items [Line Items]
Increase (decrease) in total defined benefit plan obligation	(21,786)
General Biometric Mortality [Member] | CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member]
Statement Line Items [Line Items]
Increase (decrease) in total defined benefit plan obligation	(2,334)
General Biometric Mortality [Member] | Rio Grande Energia S.A. ("RGE") [Member]
Statement Line Items [Line Items]
Increase (decrease) in total defined benefit plan obligation	(6,452)
General Biometric Mortality [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE Sul") [Member]
Statement Line Items [Line Items]
Increase (decrease) in total defined benefit plan obligation	R$ (9,244)
General Biometric Mortality [Member]
Statement Line Items [Line Items]
Increase (Decrease)	-1 year
Increase (decrease) in total defined benefit plan obligation	R$ 138,287
General Biometric Mortality [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member]
Statement Line Items [Line Items]
Increase (decrease) in total defined benefit plan obligation	93,533
General Biometric Mortality [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member]
Statement Line Items [Line Items]
Increase (decrease) in total defined benefit plan obligation	21,195
General Biometric Mortality [Member] | CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member]
Statement Line Items [Line Items]
Increase (decrease) in total defined benefit plan obligation	2,296
General Biometric Mortality [Member] | Rio Grande Energia S.A. ("RGE") [Member]
Statement Line Items [Line Items]
Increase (decrease) in total defined benefit plan obligation	6,273
General Biometric Mortality [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE Sul") [Member]
Statement Line Items [Line Items]
Increase (decrease) in total defined benefit plan obligation	R$ 8,990